Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 13 — Related Party Transactions

Shareholder and Related Party Promissory Notes

See Note 9.

Leases

The Company leases its corporate office and one production facility from its majority shareholder under three operating lease agreements. The Company paid the majority shareholder total lease payments $163, for the years ended December 31, 2023, and 2022, under these lease agreements.